Appendix 2.1 Additional Information No. 715 of February 3, 2012 - Summary of Trade Receivables by Aging (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Receivables [Line Items]
Trade receivables, Current	$ 1,361,832,944	$ 1,372,573,201
Trade receivables, Non-current	763,183,696	518,816,944
Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,427,709,524	1,437,903,199
Trade receivables, Non-current	775,262,173	529,584,066
Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(65,876,580)	(65,329,998)
1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	31,020,366	164,613,954
1-30 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	31,474,982	165,196,456
1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(454,616)	(582,502)
31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	46,509,422	19,540,227
31-60 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	48,358,190	20,742,604
31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,848,768)	(1,202,377)
61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	16,256,814	11,725,405
61 - 90 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	17,972,222	13,545,981
61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,715,408)	(1,820,576)
91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	14,699,708	17,633,363
91 - 120 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	16,543,822	19,943,245
91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,844,114)	(2,309,882)
121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,378,937	17,514,695
121-150 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	11,522,260	20,455,008
121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,143,323)	(2,940,313)
151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	24,974,451	17,816,268
151-180 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	27,808,169	20,258,067
151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,833,718)	(2,441,799)
181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,788,184	9,302,521
181-210 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	11,142,122	12,059,092
181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(3,353,938)	(2,756,571)
211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	25,016,999	7,496,098
211-250 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	28,572,932	10,660,914
211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(3,555,933)	(3,164,816)
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	39,684,669	3,382,172
More than 251 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	47,952,600	9,629,674
More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(8,267,931)	(6,247,502)
More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	90,256,399	54,261,319
More than 365 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	111,539,541	82,285,265
More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(21,283,142)	(28,023,946)
Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,056,246,995	1,049,287,179
Current Portfolio [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,074,822,684	1,063,126,893
Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(18,575,689)	(13,839,714)
Total Non-Current
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	763,183,696	518,816,944
Total Non-Current | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	775,262,173	529,584,066
Total Non-Current | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts		(10,767,122)
Trade receivables, Non-current	(12,078,477)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	860,943,476	886,431,820
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(5,143,664)	(5,228,673)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	860,324,631	881,016,619
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	618,845	5,415,201
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	557,351,449	640,741,166
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	303,592,027	245,690,654
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,061,685	143,536,076
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(86,661)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,061,685	143,493,478
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		42,598
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,061,685	143,536,076
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	35,583,465	8,891,588
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(759,055)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	35,583,465	8,872,845
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		18,743
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	35,583,465	8,891,588
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,511,845	5,258,816
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(199,997)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,511,845	5,125,060
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		133,756
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,511,845	5,258,816
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,257,758	12,773,438
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(218,187)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,257,758	12,752,139
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		21,299
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,257,758	12,773,438
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,950,129	13,785,800
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(104,314)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,950,129	13,778,132
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		7,668
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,950,129	13,785,800
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	21,602,876	15,520,362
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(460,833)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	21,602,876	15,518,658
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		1,704
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	21,602,876	15,520,362
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,729,653	8,046,533
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(122,220)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,729,653	8,044,829
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		1,704
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,729,653	8,046,533
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	23,719,622	6,266,126
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(503,753)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	23,719,622	6,264,422
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		1,704
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	23,719,622	6,266,126
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	35,690,038	745,668
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(755,173)	(2,556)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	35,690,038	421,075
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		324,593
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	35,690,038	745,668
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	16,151,472	16,622,321
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(720,399)	(5,104,847)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	15,748,987	16,219,836
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	402,485	402,485
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	16,151,472	16,622,321
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	685,684,933	654,985,092
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,213,072)	(121,270)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	685,468,573	650,526,145
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	216,360	4,458,947
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	557,351,449	640,741,166
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	128,333,484	14,243,926
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Total Non-Current
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	2,234,948	45,059,200
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Total Non-Current | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(5,257)	105,869
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Total Non-Current | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	2,234,948	45,059,200
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Total Non-Current | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	2,234,948	1,858,103
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Total Non-Current | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current		43,201,097
Trade receivables, distribution [Member] | Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	566,766,048	551,471,379
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(60,732,916)	(60,101,325)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	492,904,287	470,195,374
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	36,099,931	47,899,097
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	37,761,830	33,376,908
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	331,194,439	332,260,920
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	235,571,609	219,210,459
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	19,413,297	21,660,380
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(367,955)	(582,502)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	13,606,413	18,467,498
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,430,853	834,666
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,376,031	2,358,216
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	19,413,297	21,660,380
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,774,725	11,851,016
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,089,713)	(1,202,377)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,670,840	8,246,806
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,777,236	1,075,417
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,326,649	2,528,793
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,774,725	11,851,016
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,460,377	8,287,165
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,515,411)	(1,820,576)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,786,030
Trade receivables, Non-current		(5,884,359)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	583,180	510,124
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,091,167	1,892,682
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,460,377	8,287,165
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,286,064	7,169,807
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,625,927)	(2,309,882)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,328,004	5,064,562
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	465,211	488,532
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	492,849	1,616,713
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,286,064	7,169,807
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,572,131	6,669,208
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,039,009)	(2,940,313)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,290,332	4,915,647
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	320,367	547,488
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	961,432	1,206,073
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,572,131	6,669,208
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,205,293	4,737,705
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,372,885)	(2,441,799)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,429,950	3,712,699
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	63,668	199,112
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	711,675	825,894
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,205,293	4,737,705
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,412,469	4,012,559
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,231,718)	(2,756,571)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,254,816	3,057,882
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	143,118	429,147
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,014,535	525,530
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,412,469	4,012,559
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,853,310	4,394,788
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,052,180)	(3,164,816)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,083,091	3,318,993
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	78,772	318,026
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	691,447	757,769
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,853,310	4,394,788
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,262,562	8,884,006
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(7,512,758)	(6,244,946)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,122,853	6,753,036
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	479,814	678,559
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,659,895	1,452,411
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,262,562	8,884,006
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	95,388,069	65,662,944
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(20,562,743)	(22,919,099)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	75,072,837	44,500,915
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,900,893	6,609,561
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,414,339	14,552,468
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	95,388,069	65,662,944
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	389,137,751	408,141,801
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(17,362,617)	(13,718,444)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	354,259,121	366,272,977
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	20,856,819	36,208,465
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	14,021,811	5,660,359
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	331,194,439	332,260,920
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Current	57,943,312	75,880,881
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	773,027,225	484,524,866
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(12,073,220)	(10,661,253)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	767,893,506	451,150,735
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	3,515,123	7,855,802
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,618,596	25,518,329
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	744,470,323	447,746,461
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Total Non-Current | Billed services
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	$ 28,556,902	$ 36,778,403